Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Loss Per Share

Note 16 - Net Loss Per Share

The following is a summary of the basic and diluted net loss per share computation for the three and nine months ended September 30, 2013 and 2012 (amounts in thousands, expect for shares and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Net loss from continuing operations attributable to stockholders	$(59,154)	$(12,687)	$(248,840)	$(24,310)
Less: dividends declared on preferred shares	(53)	(140)	(368)	(210)
Net loss from continuing operations attributable to common stockholders	(59,207)	(12,827)	(249,208)	(24,520)
Net income (loss) from discontinued operations attributable to common stockholders	91	(3)	164	(478)
Net loss attributable to common stockholders	$(59,116)	$(12,830)	$(249,044)	$(24,998)
Weighted average common shares outstanding(1)	184,807,219	138,323,562	166,970,341	76,950,157
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.32)	$(0.09)	$(1.49)	$(0.31)
Basic and diluted net loss per share from discontinued operations attributable to common stockholders	$-	$-	$-	$(0.01)
Basic and diluted net loss per share attributable to common stockholders	$(0.32)	$(0.09)	$(1.49)	$(0.32)
(1)	Weighted average shares for the nine months ended September 30, 2013 are adjusted on a pro forma basis as if the purchase of 27.7 million shares of ARCT III common stock for cash, purchased in conjunction with the ARCT III Merger, had been completed at the beginning of the period. Weighted average shares for the nine months ended September 30, 2013, excluding this pro forma adjustment, were 172,798,170 and net loss per share was $1.44 per share, basic and diluted.

As of September 30, 2013, the Company excluded 9,051,661 OP Units outstanding, which are convertible to an equal number of shares of the Company's common stock, 643,000 shares of unvested restricted stock outstanding, 28,398,213 shares of the Company's Series C Convertible Preferred Stock outstanding, and 18,539,550 of potentially dilutive shares of common stock attributable to the Convertible Senior Notes calculated based on the principle outstanding as of September 30, 2013 from the calculation of diluted net loss per share as the effect would have been antidilutive.

Note 16 - Net Loss Per Share

The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2012 and 2011. The Company had no income or loss for the period from the Company's date of inception to December 31, 2010 (amounts in thousands, expect for shares and per share data):

	Year Ended December 31,
	2012	2011
Net loss from continuing operations attributable to stockholders	$(38,700)	$(3,883)
Less: dividends declared on preferred shares	(368)	-
Net loss from continuing operations attributable to common stockholders	(39,068)	(3,883)
Net loss from discontinued operations attributable to common stockholders	(699)	(816)
Net loss attributable to common stockholders	$(39,767)	$(4,699)
Weighted average common shares outstanding	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.38)	$(1.04)
Basic and diluted net loss per share from discontinued operations attributable to common stockholders	$(0.01)	$(0.22)
Basic and diluted net loss per share attributable to common stockholders	$(0.39)	$(1.26)

As of December 31, 2012, the Company had 1,621,349 OP Units outstanding, which are convertible to an equal number of shares of the Company's common stock, 214,333 shares of unvested restricted stock outstanding, 137,771 Class B units outstanding, 545,454 shares of the Company's Series A preferred convertible stock outstanding and 283,018 shares of the Company's Series B preferred convertible stock outstanding, which were excluded from the calculation of diluted loss per share as the effect would have been antidilutive.